UNAUDITED CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - USD ($) $ in Thousands	Total	Previously reported	Total before Non- Controlling Interest	Total before Non- Controlling Interest Previously reported	Share Capital	Share Capital Previously reported	Additional Paid-in Capital	Additional Paid-in Capital Previously reported	Contributed Surplus [1]	Contributed Surplus Previously reported	[1]	Accumulated Other Comprehensive Loss [2]	Accumulated Other Comprehensive Loss Previously reported	[2]	Accumulated Retained Losses	Accumulated Retained Losses Previously reported	Non-Controlling Interest	Non-Controlling Interest Previously reported
Beginning balance at Dec. 31, 2021		$ 2,177,917		$ 1,730,650		$ 108,223		$ 1,972,859		$ 200,000			$ (10,834)			$ (539,598)		$ 447,267
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	$ 696,552		$ 575,214												$ 575,214		$ 121,338
Dividends	(25,305)																(25,305)
Employee stock compensation	1,816		1,816				$ 1,816
Forfeiture of employee stock compensation	(111)		(111)				(111)
Restricted stock units	0				$ 187		(187)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	11,270																11,270
Repurchase and cancellation of treasury shares	(11,062)		(11,062)		(569)										(10,493)
Deconsolidation of lessor VIEs	(182,706)																(182,706)
Other comprehensive income	88
Other comprehensive income	88		88									$ 88
Ending balance at Jun. 30, 2022	2,666,773		2,294,909		107,841		1,934,516		$ 200,000			(10,746)			63,298		371,864
Beginning balance at Dec. 31, 2022	2,900,174		2,500,224		107,226		1,936,746		200,000			(5,811)			262,063		399,950
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net (loss)/income	(85,659)		(106,408)												(106,408)		20,749
Dividends	(44,537)		(26,695)												(26,695)		(17,842)
Employee stock compensation	3,638		3,638				3,638
Forfeiture of employee stock compensation	(73)		(73)				(73)
Restricted stock units	0				198		(198)
Proceeds from subscription of equity interest in Gimi MS Corporation (note 12)	21,118																21,118
Repurchase and cancellation of treasury shares	(29,448)		(29,448)		(1,397)										(28,051)
Other comprehensive income	1,640		1,640									1,640
Reacquisition of common units of Hilli LLC (note 12)	(215,605)		(251,249)				(251,249)										35,644
Ending balance at Jun. 30, 2023	$ 2,551,248		$ 2,091,629		$ 106,027		$ 1,688,864		$ 200,000			$ (4,171)			$ 100,909		$ 459,619

[1]	Contributed Surplus is “capital” that can be returned to stockholders without the need to reduce share capital, thereby giving us greater flexibility when it comes to declaring dividends.
[2]	As at June 30, 2023 and 2022, our other comprehensive income consisted of a gain of $1.5 million and $0.1 million of pension and post-retirement benefit plan adjustments and $0.2 million and $nil income for our share of equity method investment’s comprehensive income, respectively.